GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL (Details - Goodwill) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Goodwill	$ 1,847,713	$ 2,077,728
Less: Impairment	(3,409,725)	(3,409,725)
Meixin [Member]
Goodwill	3,905,735	3,905,735
Xinca [Member]
Goodwill	1,351,703	1,351,703
SY Culture [Member]
Goodwill	$ 0	$ 230,015